                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.     Name and address of issuer:
       Metropolitan Tower Separate Account One
       C/O Metropolitan Tower Life Insurance Company
       One Madison Avenue, New York, New York 10010-3690

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2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): State Street Research Investment Trust Division, State Street Research Income Division, State Street Research Money Market Division,
       and State Street Research Diversified Division.
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3.     Investment Company Act File Number:                  811-3617
       Securities Act File Number:                          2-80749
       CIK                                                  0000710828
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4(a).  Last day of fiscal year for which this Form is filed:   December 31, 2001
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4(b).  [ ]    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [ ] Check box if this is the last time the issuer will be filing this
       Form.
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5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                    $453,006
                                                                        --------
---------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:             $910,618
                                                              --------

       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
              to the Commission:                              $0
                                                              ---

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       (iv)     Total available redemption credits [add
                Items 5(ii) and 5(iii):                               - $910,618
                                                                      ----------

       (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                  $0
                                                                         -------

       (vi)     Redemption credits available for use in     $(457,612 )
                future years--if Item 5(i) is less than       --------
                Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

       (vii)    Multiplier for determining registration                x .000092
                fee (See Instruction C.9):                             ---------

       (viii)   Registration fee due [multiply Item 5(v) by            = $0
                Item 5(vii)] (enter "0" if no fee is due):             --------

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NA___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _NA________
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7.     Interest due -- if this Form is being filed more than 90 days after
       the end of the issuer's fiscal year (see Instruction D):        + $0
                                                                       ---------
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8.     Total of the amount of the registration fee due plus any interest
       due [line 5(viii) plus line 7]:                                 = $0
                                                                       ---------
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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:
                  Method of Delivery:
                                                     Wire Transfer

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
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       By (Signature and Title) By:       James P. Bossert:  Vice President
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Date:  March 28, 2002
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